SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/05
FILER
	CIK		0001093694
	CCC		vif$9tkp

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/27/05

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	67
Form 13F Information Table Value Total:	$391891 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886101      73343685575SH       sole          3529065      156510
ALLTEL Corp         COM    020039103     10595 193159SH       sole           186614        6545
Abbott Labs         COM    002824100      6013 128974SH       sole           128974           0
Anheuser Busch      COM    035229103      8895 187695SH       sole           187695           0
Automatic Data Proc COM    053015103      7282 162002SH       sole           157982        4020
Burlington ResourcesCOM    122014103      6492 129658SH       sole           124048        5610
CBRL Group          COM    12489V106      4044  97915SH       sole            92545        5370
CNA Financial       COM    126117100     12019 428323SH       sole           414374       13949
Cadbury Schweppes   COM    127209302     10564 259553SH       sole           251593        7960
Coca Cola           COM    191216100       439  10540SH       sole            10540           0
Comerica            COM    200340107      9087 164980SH       sole           158350        6630
Consolidated Edison COM    209115104      3417  81014SH       sole            75159        5855
Constellation BrandsCOM    21036P108     10530 199165SH       sole           192025        7140
Diagnostic Products COM    252450101      2260  46795SH       sole            42935        3860
Edwards, AG         COM    281760108      7783 173730SH       sole           166860        6870
Erie Indemnity      COM    29530P102      1895  36360SH       sole            33290        3070
Exxon Mobil         COM    30231G102      2225  37339SH       sole            37339           0
Factset Research    COM    303075105     11422 346010SH       sole           333313       12697
Federal Agric. Mtge COM    313148306      1930 110365SH       sole           102930        7435
Gannett Company     COM    364730101     12009 151856SH       sole           147511        4345
General Dynamics    COM    369550108      2239  20918SH       sole            20368         550
General Mills       COM    370334104     11880 241715SH       sole           234730        6985
Harley-Davidson     COM    412822108      7056 122155SH       sole           119635        2520
Health Management AsCOM    421933102      1230  46970SH       sole            40590        6380
Heinz (HJ) Co.      COM    423074103     12088 328129SH       sole           316109       12020
Hillenbrand         COM    431573104      9505 171360SH       sole           164760        6600
Home Depot          COM    437076102      5659 147988SH       sole           143198        4790
Intel Corp          COM    458140100       689  29657SH       sole            29657           0
Investors Financial COM    461915100      8672 177300SH       sole           169530        7770
Kimberly Clark      COM    494368103      9086 138225SH       sole           135015        3210
Lancaster Colony Cp COM    513847103      9000 211515SH       sole           202780        8735
Lilly (eli)         COM    532457108      4877  93604SH       sole            91354        2250
Linear technology   COM    535678106      8271 215890SH       sole           207985        7905
Logitech            COM    541419107      9286 152610SH       sole           147545        5065
Microsoft Corp.     COM    594918104      8503 351795SH       sole           343630        8165
Nabors Industries   COM    G6359F103      3312  55997SH       sole            52287        3710
National Fuel Gas   COM    636180101      2017  70556SH       sole            64631        5925
Neenah Paper        COM    640079109        97   2888SH       sole             2810          78
Newell Rubbermaid   COM    651229106     11240 512316SH       sole           493126       19190
Northrop Grumman    COM    666807102     10174 188474SH       sole           182564        5910
NStar               COM    67019E107      6707 123525SH       sole           118685        4840
PartnerRe Ltd       COM    G6852T105     12026 186168SH       sole           179783        6385
Petro-Canada        COM    71644E102      8668 149810SH       sole           146330        3480
Pfizer, Inc         COM    717081103      8058 306723SH       sole           300523        6200
R1000 I Shares      COM    464287598        94   1435SH       sole             1435           0
R Midcap I Shares   COM    464287473      1018   9020SH       sole             9020           0
Royal Dutch PetroleuCOM    780257804     11728 195332SH       sole           190772        4560
SEI Investments     COM    784117103      9640 266585SH       sole           256155       10430
Sensient Tech       COM    81725T100      8859 410905SH       sole           393280       17625
Sherwin Williams    COM    824348106      3554  80780SH       sole            75640        5140
St. Paul Travelers  COM    792860108      8361 227623SH       sole           219453        8170
State Street Corp.  COM    857477103      9844 225167SH       sole           217982        7185
Torchmark           COM    891027104      7563 144878SH       sole           138403        6475
US Bancorp          COM    902973304      8401 291495SH       sole           284745        6750
VF Corporation      COM    918204108     12288 207785SH       sole           200715        7070
Wendy's InternationaCOM    950590109      3679  94245SH       sole            87950        6295
Wyeth               COM    983024100       287   6800SH       sole             6800           0
                                      391,891